Convertible and redeemable preferred shares	12 Months Ended
Dec. 31, 2014
Convertible and redeemable preferred shares [Abstract]
Convertible and redeemable preferred shares
18.	Convertible and redeemable preferred shares

During the Reorganization in April 2012, the Company issued 13,500,000 Series A Preferred Shares, for a consideration of US$950,254 (equivalent to RMB6,000,000) to the related parties of Legend Star, which was one of the original investors of Shenzhen iDreamSky. The liquidation preference and other rights were additionally granted to the holders of Series A Preferred Shares compared to the other owners of Shenzhen iDreamSky in Reorganization, therefore, the increase in fair value of Series A Preferred Shares of RMB540,000 caused by such additional liquidation preference and other rights at the time of Reorganization was accounted for as deemed dividend.

In May 2012, the Company issued 25,000,000 series B convertible and redeemable preferred shares (“Series B Preferred Shares”) and warrants to certain third party private equity investors (“Series B Preferred Shares Investors”) for an aggregated price of US$ 6,000,000 (equivalent to RMB37,672,200). The warrants were initially measured at fair value, and the excess amount of cash proceeds of the Series B Preferred Shares over the initial fair value of the warrants was allocated to the Series B Preferred Shares.

In July 2013, the Company issued 11,111,100 series B-1 convertible and redeemable preferred shares (“Series B-1 Preferred Shares”) for a consideration of US$4,000,000(equivalent to RMB24,648,000) upon exercise of the aforesaid warrants.

In September 2013, the Company issued 19,717,880 series A-1 convertible redeemable preferred shares (“Series A-1 Preferred Shares”) and 27,948,320 series C convertible and redeemable preferred shares (“Series C Preferred Shares”) for an aggregate cash consideration of US$8,312,593(equivalent to RMB51,215,548) an US$13,413,050(equivalent to RMB82,640,484), respectively.

Series A Preferred Shares, Series A-1 Preferred Shares, Series B Preferred Shares, Series B-1 Preferred Shares and Series C Preferred Shares are collectively referred to as the “Preferred Shares”.

As of December 31, 2013, the Preferred Shares comprised the following:

Series	Issuance date	Share issued and outstanding	Issuance price per share (US$)	Proceeds from issuance, net of issuance costs (US$'000)	Proceeds from issuance, net of issuance costs (RMB'000)	Carrying amount as at December 31,2013 (RMB'000)

Series A	May 3, 2012	6,750,000	0.0704	950	6,000	3,270
Series A -1	Sep 9, 2013	19,717,880	0.4216	8,313	51,452	51,452
Series B (Note (i))	May 3, 2012	25,000,000	0.2400	5,695	35,673	159,757
Series B-1	July 4, 2013	11,111,100	0.3600	4,000	24,648	71,962
Series C	Sep 30, 2013	27,948,320	0.4800	12,288	75,937	184,223

Note:

(i)	The proceeds included the fair value allocated to warrants granted to Series B Preferred Shares Investors as of the issuance date

All Preferred Shares' par value is US$0.0001. The rights, preferences and privileges of the Preferred Shares are as follows:

Conversion

Each Preferred Share was convertible, at the option of the holder, at any time after the date of issuance of such Preferred Shares into a number of ordinary shares according to a conversion price. Each share of Series A, Series A-1, Series B, Series B-1, Series C Preferred Shares was convertible into one ordinary share and was subject to adjustments for certain events, including but not limited to additional equity securities issuance, share dividends, subdivisions, redemptions, combinations, or consolidation of ordinary shares. The conversion price was also subject to adjustment in the event the Company issues additional shares at a price per share that is less than such conversion price. In such case, the conversion price shall be reduced to adjust for dilution.

Upon the completion of the IPO on August 7, 2014, 50% of Preferred Shares was converted into Class A ordinary shares at a conversion ratio of one Preferred Share to one Class A ordinary share and 50% of Preferred Shares was converted into Class B ordinary shares at a conversion ratio of one Preferred Share to one Class B ordinary share. As a result, 45,263,650 Class A ordinary shares and 45,263,650 Class B ordinary shares were issued, and the balance of Preferred Shares was transferred to Class A and Class B ordinary share and additional paid-in capital on that date.

Redemption Right

Upon the occurrence of deemed liquidation events, the Company will be required to redeem all of the then outstanding Preferred Shares from their holders. The deemed liquidation events includes (a) a sale, lease, transfer or other disposition, in a single transaction or series of related transaction, of all or substantially all of the assets of the Group; (b) a transfer or an exclusive licensing, in a single transaction or series of related transactions, of all or substantially all of the intellectual property of the Group; (c) a sale, transfer or other disposition of a majority of the issued and outstanding share capital of the Company or a majority of the voting power of the Company; (d) a merger, consolidation, amalgamation or acquisition of the Group by a third party, or any other corporate reorganization or scheme of arrangement or other business combination of the Group with or into any other business entity in which the shareholders of the Company immediately after such merger, consolidation or business combination hold shares representing less than a majority of the voting power of the outstanding share capital of the surviving business entity, and etc.

Upon and after the occurrence of any redemption trigger event (“Redemption Trigger”, defined as below) and prior to a Qualified IPO, the holders of 2/3 of the then-outstanding Series C Preferred Shares may require the Company to redeem all of the then outstanding Series C Preferred Shares. Redemption Trigger means any of the following events: (A) the Company has not completed a Qualified IPO by September 10, 2018; (B) the redemption of any other class of Preferred Shares; (C) any material breach of representations, warranties, covenants or undertakings by the Group or Mr. Chen under the subscription agreement of Series C Preferred Shares; (D) resignation by any of the key employees as an employee of the Company; and (E) change of core business.

Beginning on or after the date that is six years after the respective issuance dates of Series B Shares and Series B-1 Shares, at any time and from time to time prior to a Qualified IPO or upon the redemption of any other class of Preferred Shares, the holders of 2/3 then-outstanding Series B Shares and Series B-1 Shares may require the Company to redeem all of the then outstanding Series B Shares and Series B-1 Shares.

The redemption price for Series C Preferred Share is equal to the original issue price (adjusted for share subdivisions, share dividends, reorganizations, reclassifications, consolidations or mergers) plus a 8% compounded annual return, plus all declared but unpaid dividends thereon up to the date of redemption.

The redemption price for Series B Share or Series B-1 Share is equal to the greater of: (1) the their respective issue price (adjusted for share subdivisions, share dividends, reorganizations, reclassifications, consolidations or mergers) plus a 8% compounded annual return, plus all declared but unpaid dividends thereon up to the date of redemption; and (2) their fair market value, which is to be determined by independent appraisal, exclusive of liquidity or minority ownership discounts, performed by an independent third party mutually agreed by the holders of Series B or Series B-1 Preferred Shares (as the case may be) and the Company.

The redemption price for Series A Share and Series A-1 Share is equal to their original respective issue price (adjusted for share subdivisions, share dividends, reorganizations, reclassifications, consolidations or mergers) plus all declared but unpaid dividends thereon up to the date of redemption.

In the situation of the redemption, the payment of redemption price should be paid to the holders of the Series C Preferred Shares first, and then to the holders of the Series B and Series B-1 Preferred Shares, and then to the holders of Series A and Series A-1 Preferred Shares.

Dividends

Each holder of Preferred Shares (including Series A, Series A-1, Series B, Series B-1 and Series C Preferred Shares) shall be entitled to receive non-cumulative dividends at the rate of 8% of their respective issue price per annum (as adjusted for share split, consolidation, dividend, recapitalization and other similar transactions) (“8% Preferential Dividends”) when and if declared by the board of the directors.

After the 8% Preferential Dividends have been paid in full or declared, any additional dividends may be declared for the ordinary shares and, if such additional dividends are declared, then such additional dividends shall be declared pro rata on the ordinary shares and Preferred Shares on an as-converted basis.

Liquidation Preference

In the event of any liquidation, dissolution or winding up of the Company or any deemed liquidation event (e.g., change in control), the holders of Series A, Series A-1, Series B, Series B-1 and Series C Preferred Shares are entitled to receive an amount per share equal to 100% of the original issuance price plus all dividends accrued, or declared and unpaid.

If the assets and funds distributed among the holders are insufficient to permit the payment of the full preferential amounts, then the holders of Series C Preferred Shares shall be entitled to be paid first, followed in sequence by Series B-1, Series B, Series A-1 and Series A Preferred Shares. After payment of the full amounts from above, the remaining assets of the Company available for distribution shall be distributed ratably among the holders of preferred shares and ordinary shares in proportion to the number of outstanding shares held by each holder on an as converted basis.

Voting rights

Each Preferred Share conveys the right to the shareholder of one vote for each ordinary share upon conversion.

The Company has determined that, as of December 31, 2013, the Series A and Series A-1 Preferred Shares should be classified as mezzanine equity since certain deemed liquidation events (such as change of control of the Company) which give the redemption right to relevant holders are not within the control of the Company. In addition, the Company has also determined that the Series B, Series B-1 and Series C Preferred Shares should be classified as mezzanine equity since such preferred shares are contingently redeemable by the holders in the event that a qualified initial public offering has not occurred and the Preferred Shares have not been converted as of the redemption date.

The Company assessed beneficial conversion features attributable to the Preferred Shares and determined that there was no beneficial conversion feature related to the Preferred Shares.

The Company determined that there were no embedded derivatives requiring bifurcation as the economic characteristics and risks of the conversion and redemption features embedded derivative instrument are clearly and closely related to that of the Preferred Shares. The Preferred Shares are not readily convertible into cash as there is no market mechanism in place for trading its shares.

Repurchase of Series A Preferred Shares

Concurrently with issuance of Series A-1 and Series C Preferred Shares in September 2013, the Company repurchased 6,750,000 Series A Preferred Shares at the same issuance price of Series A-1 Preferred Shares, total US$2,845,593(equivalent to RMB17,532,268).The US$2,337,532(equivalent to RMB14,402,000) excess amount of the repurchase consideration over the carrying amount of Series A Preferred Shares was accounted for as deemed dividend.

Accretion

(1) Series A and Series A-1 Preferred Shares

The Company has classified the Series A and Series A-1 Preferred Shares as mezzanine equity since certain deemed liquidation events which give the redemption right to relevant holders are not within the control of the Company. The Company concluded that the occurrence of the aforesaid deemed liquidation events are not probable; therefore, subsequent adjustment of the amount of Series A and Series A-1 Preferred Shares presented in Mezzanine equity is not required.

(2) Series B, Series B-1 and Series C Preferred Shares

Due to the redemption features described above, the Company classified Series B, Series B-1 and Series C Preferred Shares in the mezzanine equity section of the consolidated balance sheets. The Company recognizes the changes in the redemption value immediately as they occur and adjust their respective carrying amounts to equal the redemption value at the end of each reporting period. The fair market value of the Series B, Series B-1 and Series C Preferred Shares was greater than their original purchase price as of December 31, 2012 and 2013. As a result, the Company recorded accretion to the redemption value immediately and adjust the carrying amount of the instrument to equal the redemption value at the end of each reporting period. The accretion was recorded against retained earnings, or in the absence of retained earnings, by charges against additional paid-in capital. Once additional paid-in capital has been exhausted, additional charges were recorded by increasing accumulated deficit.

Movements

The following table sets forth the changes of Series A, Series A-1, Series B, Series B-1 and Series C Preferred Shares for years ended December 31, 2012, 2013 and 2014:

Series A Preferred Shares	For the year ended December 31,
	2012	2013	2014
	RMB'000	RMB'000	RMB'000

Beginning balance	—	6,540	3,270
Issuance	6,000	—	—
Deemed dividend	540	—	—
Repurchased by the Company	—	(3,270)	—
Conversion into ordinary shares (b)	—	—	(3,270)

Ending balance	6,540	3,270	—

Series A-1 Preferred Shares	For the year ended December 31,
	2012	2013	2014
	RMB'000	RMB'000	RMB'000

Beginning balance	—	—	51,452
Issuance	—	51,452	—
Conversion into ordinary shares (b)	—	—	(51,452)

Ending balance	—	51,452	—

Series B Preferred Shares	For the year ended December 31,
	2012	2013	2014
	RMB'000	RMB'000	RMB'000

Beginning balance	—	54,238	159,757
Issuance of preferred shares	37,681	—	—
Less: issuance costs	(2,008)	—	—
Less: warrants to Series B Preferred Shares Investors	(4,243)	—	—
Accretion to redemption value	22,870	108,776	414,272
Conversion into ordinary shares (b)	—	—	(578,156)
Exchange difference	(62)	(3,257)	4,127

Ending balance	54,238	159,757	—

Series B-1 Preferred Shares	For the year ended December 31,
	2012	2013	2014
	RMB'000	RMB'000	RMB'000

Beginning balance	—	—	71,962
Issuance	—	24,648	—
Transfer from preferred share warrant liability	—	5,232	—
Accretion to redemption value	—	43,042	183,155
Conversion into ordinary shares (b)	—	—	(256,958)
Exchange difference	—	(960)	1,841

Ending balance	—	71,962	—

Series C Preferred Shares	For the year ended December 31,
	2012	2013	2014
	RMB'000	RMB'000	RMB'000

Beginning balance	—	—	184,223
Issuance	—	82,898	—
Less: issuance costs (Note (a))	—	(6,961)	—
Accretion to redemption value	—	110,964	457,463
Conversion into ordinary shares (b)	—	—	(646,340)
Exchange difference	—	(2,678)	4,654

Ending balance	—	184,223	—

Note (a):

The Company issued the Series A-1 and Series C Preferred Shares on the same date, and all the proceeds from issuance of Series A-1 Preferred Shares were used by the Company to repurchase 50% of the Series A Preferred Shares, all Li Meiping Ordinary shares, and certain ordinary shares held by Mr. Chen at the same issuance price of Series A-1 Preferred Shares, therefore, the Company considered that it is more appropriate to allocate all the issuance cost to Series C Preferred Shares as the issuance of Series A-1 Preferred Shares and repurchase of Series A Preferred Shares, Li Meiping Ordinary shares and certain ordinary shares were in substance a shareholders' transaction.

Note (b):

In August 2014, the Company completed its IPO. Accordingly, all outstanding preferred shares were converted into class A and class B ordinary shares. The carrying amount of preferred shares immediately prior to conversion was transferred to share capital and additional paid in capital.

The Company has used the discounted cash flow method to determine the underlying equity fair value of the Company and adopted equity allocation method to determine the fair value of the Preferred Shares as of the date of issuance and at each of the reporting dates. Key assumptions are set as below:

	As of December 31,
	2013	2014

Risk-free interest rate	1.64%	—
Volatility	45.96%	—
Dividend yield	—	—
Discount rate	27.60%	—

The Company estimated the risk-free interest rate based on the yield of US Treasury Strips with a maturity life equal to period from the respective appraisal dates to expected liquidation date. Volatility was estimated at the dates of appraisal based on average of historical volatilities of the comparable companies in the same industry for a period from the respective appraisal dates to expected liquidation date. The Company has no history or expectation of paying dividend on the Preferred Shares. Discount rate was estimated by weighted average cost of capital as of each appraisal date. In addition to the assumptions adopted above, the Company's projections of future performance were also factored into the determination of the fair value of Preferred Shares on each appraisal date.